DAVIS NEW YORK VENTURE FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501


Dear Shareholder:

During the past six months, U.S. equity markets continued to rise, but were periodically jolted by short-term volatility. Ultimately the environment proved to be very favorable for stocks but below average for bonds.

Much of the volatility resulted from mixed signals about the overall health of the economy. Some economic indicators pointed to accelerated growth and increased inflation, while others suggested economic stability and a continuation of strong corporate profits.

Concerns over potential interest rate hikes worried many investors during this period, but despite speculation, the Federal Reserve Board kept rates stable. Speculation about interest rates continues and the Fed recently issued strong words of caution about unwarranted market highs and "irrational exuberance."

Americans maintained a political "status quo" during this period by re-electing a Democratic president and a Republican congress. These actions, which had been accurately predicted far in advance, helped the equity markets maintain their general upward climb.

The U.S. continues to enjoy a period of low unemployment with low inflation, steady growth and a shrinking budget deficit. The net result is a so-called "Goldilocks" economy - growing neither too fast nor too slow. As investors remain concerned over many of the mixed economic signals, we expect increased market volatility going forward.

OUR PERFORMANCE

For the six-months ended January 31, 1997, Class A Shares of the Davis New York Venture Fund returned 28.07% on net asset value, compared to 24.15% for the S & P 500 Stock Index. Much of our performance was driven by our investments in the financial sector, including banks, brokerage firms and insurance companies. We believe this sector offers significant future growth potential and, in fact, five of our top ten holdings are in financial services companies.

Among our best performing financial companies were Allstate, American Express, Citicorp, SunAmerica, and Travelers. We also see value and long-term potential growth in a few technology companies. Among our largest holdings in this sector we saw strong performance from Intel, IBM, and Novellus Systems. Contributing to our performance in the oil service sector were Halliburton and Schlumberger.

Disappointment characterized our view regarding the performance of the telecommunications sector, particularly 360 Degrees Communications and Airtouch Communications both of which resulted in losses. In addition, McDonald's is currently on our "quarantine" list. Although, we believe that their problems are short-term and that the power of their strong brand-name and other operational and financial factors make the companies good long-term investments.

LONG-TERM PLAN FOR GROWTH

On February 17, 1997, the Davis New York Venture Fund celebrated its 28th anniversary. During this 28-year period an investment of $10,000 would have grown to more than $400,000, and the fund has outperformed the Standard & Poor's 500 Stock Index in 21 out of 28 years.

During the most recent six month period, Davis Selected Advisers' Chief Investment Officer, Shelby Davis, was named 1996 Domestic Equity Manager of the Year by Morningstar, a prestigious mutual fund ranking organization. In making the announcement, Morningstar noted, "Davis deserves credit for taking steps to ensure a lasting legacy for his shareholders by working to develop a broader talent pool for the Davis Selected Advisers group. At a time when many fund groups fuel their growth through hastily arranged acquisitions, or rush to meet demand for the latest trend, it's heartening to see a group that consistently puts shareholders' interest first."

The Davis New York Venture Fund's recent and past success reflect the continuing success of our team approach. The future will hold challenges of its own, and we are dedicated to meeting it with the same long-term, research-intensive approach that has always guided our investments.

With that in mind, we have taken a long-term step toward building the future of
the Davis New York Venture Fund.   As of February 19, 1997, Shelby Davis became
Chief Investment Officer, while Christopher Davis took over as Portfolio Manager. Shelby will play the role of coach, sending in plays and evaluating results. Chris will be quarterback, shaping and implementing the management team's decisions. We often say that together we bring

"a 60-year-old brain and 30-year-old legs" to the process of managing the Fund-- and that combination will continue to work toward achieving your goals.

At Davis Selected Advisers, management, directors and employees have over $1 billion invested directly in the funds we manage. This aligns our interests with those of our shareholders. Following our disciplined investment philosophy, honed over more than fifty years, we invest in companies with strong growth potential selling at value prices and hold our positions for the long term. We will continue to adhere to our unique investment approach.

MANAGING RISK

At the very heart of our approach to money management are our views about risk. In fact, every investment decision we make is formed by our belief that continual risk management is a key to delivering superior long-term investment results.

For us, there are two fundamental investment risks. The first risk is what kind of business we own. The second risk is that we will pay too much for a company's stock - that is, we will pay more than it is worth.

OWNING THE RIGHT BUSINESSES

While we develop broad investment themes and strategies for the Davis New York Venture Fund, we evaluate risk on a company-by-company basis. Experience has taught us that good companies can prosper in sectors that lag while badly managed companies often perform poorly even in sectors that are performing well.

Over the years we've developed the following list of ten characteristics that we look for in businesses before we invest in them. Although we know of virtually no company that has all ten qualities, nearly every company in the fund has a majority of them.

FIRST-CLASS MANAGEMENT. When we visit a company, we look for management with a record of doing what they say they're going to do.

MANAGEMENT OWNERSHIP. Just as we invest heavily in our own funds, we look for managers who own significant stakes in the companies they run.

STRONG RETURNS ON CAPITAL. We look for companies that wisely invest their capital and reap returns on that investment.

A LEAN EXPENSE STRUCTURE. Companies that keep their own costs low are in a much better position to compete, especially in difficult times.

A DOMINANT OR GROWING MARKET SHARE IN A GROWING MARKET. A firm that is increasing its share of a growing market has the best of both worlds.

A PROVEN RECORD AS AN ACQUIRER. When a specific industry or the entire stock market goes through a downturn, we want to be invested in companies that can take advantage of low prices to build their own positions through inexpensive acquisitions.

A STRONG BALANCE SHEET. Strong finances give a company staying power to weather difficult economic cycles.

PRODUCTS OR SERVICES THAT DO NOT BECOME OBSOLETE. Many investors are left high and dry because they have invested in firms with products that eventually are replaced by competitors' stronger offerings.

SUCCESSFUL INTERNATIONAL OPERATIONS. A proven ability to expand internationally reduces the risk of being tied too closely to U.S. economic or business cycles.

INNOVATION AND THE SMART APPLICATION OF TECHNOLOGY. The ability to apply technology in any business can help reduce costs and increase sales.

FINDING THE COMPANIES

Making a list of ideal characteristics is easy. It is considerably harder to find companies that possess those qualities. We continue to meet that challenge through the application of traditional research - meeting with company management, analyzing financial statements, reviewing regulatory documents and studying changes in the business world. Above all, we sit down with the people running the companies to discuss the fundamental dynamics of their business. Essential to our thinking is that the goal of research is to separate the company managements who are the "bluffers" from those who are "doers".

THE PRICE MUST BE RIGHT

Once we find the businesses that meet our criteria, we focus on avoiding the second risk - the danger of paying too much for them. In fact, as "VALUE" investors, we want to buy the stocks of these businesses which are worth more than their current price.

Many investors in the current market seem to believe that the higher a stock rises, the more attractive it becomes. At Davis Selected Advisers, we believe this flies in the face of common sense. Our strategy is to stick with a discipline that tells us how much we can reasonably pay for a stock.

This conservative approach may prevent us from owning some of the hottest stocks that do very well in a bull market. So be it. Through our price discipline, we seek to avoid the biggest losses that can occur in a declining market, and we never lose sight of the fact that our firm's 28-year record has been built as much by avoiding the big losers as by picking winners.

INVESTMENT THEMES FOR THIS DECADE AND BEYOND

Financial companies have represented a major investment focus in the fund for most of this decade. We view financial companies as "growth stocks in disguise" because of their potential for growth and relatively low price/earnings multiples.

Financial companies are the beneficiaries of two long-term trends: the aging of America's baby-boomers and the expansion of financial services around the world.

Among the financial companies which fit our investment philosophy are American Express, Wells Fargo, and Travelers. American Express is one of the great brands worldwide. It is led by the dynamic leadership of CEO, Harvey Golub. The company benefits as credit card usage as a percentage of consumer spending continues to grow at 15-20% per year. We like that American Express is more conservatively positioned in an economic downturn than its competitors since it lacks a substantial loan portfolio. Wells Fargo has one of the strongest managements in banking. The company is the most effective user of technology in its industry. It is replacing the out-dated branch distribution system and becoming the leader in how bank products are delivered. Travelers is among the best management teams in the financial services business. It is developing a strong brand and does an effective job at combining its insurance, brokerage, and consumer finance businesses. It has been an effective strategic acquirer of businesses at favorable prices.

In the technology industry we see value and long-term growth potential. We particularly like Intel and IBM. Intel is the dominant maker of micro-processors with 80% of the world's market share. Its earnings are likely to continue to be fueled by the dramatic growth in the use of computers by businesses and individuals. IBM has re-emerged as one of the most recognized companies worldwide. It is very effective at leveraging its relationships with large global companies to provide them with complete technology solutions. It is selling at a strong discount to the market.

The oil service industry appears to be recovering from a 15 year down cycle. Among our favorites is Halliburton. This oil service company benefits as large oil companies outsource more functions. It is favorably impacted by the oil industry's growing investment in infrastructure following 15 years of under-investment.

Another company we like is Masco Corp. This profitable home improvement company provides bathroom and kitchen fixtures. The management team has sold its poorly performing furniture business and is re-focusing on growing its core competencies.

We remain confident that our "all-weather" investment approach will continue to serve us well, and we look forward to the future with optimism, albeit tempered with the realization that the markets will rarely be as generous as they have been in the last several years.


Sincerely,



            Shelby M.C. Davis                     Christopher C. Davis
        Chief Investment Officer                    Portfolio Manager

March  25, 1997
DAVIS NEW YORK VENTURE FUND, INC.
SCHEDULE OF INVESTMENTS
January  31, 1997 (Unaudited)


                                                                           VALUE
    SHARES                           SECURITY                           (NOTE 1)
    ------                           --------                         --------

COMMON STOCK - (91.69%)

  AEROSPACE - (1.76%)
     640,000   Boeing Co.. . . . . . . . . . . . . . . . . . . . $  68,560,000
                                                                 -------------

  AGRICULTURE - (1.35%)
   2,660,000   Archer-Daniels-Midland Co.. . . . . . . . . . . .    52,535,000
                                                                 -------------

  AUTOMOTIVE - (1.67%)
   1,000,000   General Motors Corp.. . . . . . . . . . . . . . .    59,000,000
     100,600   General Motors Corp. Class H... . . . . . . . . .     6,136,600
                                                                 -------------
                                                                    65,136,600
                                                                 -------------
  BANKS AND SAVINGS & LOANS - (12.81%)
     800,000   Banc One Corp.. . . . . . . . . . . . . . . . . .    36,300,000
     780,000   BankAmerica  Corp.. . . . . . . . . . . . . . . .    87,067,500
     600,000   Barnett Banks, Inc. . . . . . . . . . . . . . . .    26,400,000
     758,136   Citicorp. . . . . . . . . . . . . . . . . . . . .    88,228,077
     851,500   First Bank System, Inc. . . . . . . . . . . . . .    64,714,000
      15,000   First Union Corp. . . . . . . . . . . . . . . . .     1,254,375
     473,000   Golden West Financial Corp. . . . . . . . . . . .    31,750,125
     766,300   State Street Boston Corp. . . . . . . . . . . . .    56,035,688
     352,000   Wells Fargo & Co. . . . . . . . . . . . . . . . .   107,272,000
                                                                 -------------
                                                                   499,021,765
                                                                 -------------
  BUILDING MATERIALS - (2.75%)
   1,755,600   Martin Marietta Material. . . . . . . . . . . . .    46,742,850
   1,750,000   Masco Corporation . . . . . . . . . . . . . . . .    60,375,000
                                                                 -------------
                                                                   107,117,850
                                                                 -------------
  CONSUMER PRODUCTS - (4.70%)
      30,000   American Brands, Inc. . . . . . . . . . . . . . .     1,530,000
      16,000   American Home Products Corp. .. . . . . . . . . .     1,014,000
     710,000   Coca-Cola Company.. . . . . . . . . . . . . . . .    41,091,250
      40,000   General Electric Co.. . . . . . . . . . . . . . .     4,120,000
   2,105,000   Guinness PLC ORD. . . . . . . . . . . . . . . . .    14,604,470
      15,640   Nestle S.A. (Switzerland) ADR (144A). . . . . . .       848,365
     391,000   Nestle S.A. (Switzerland)
                (Sponsored ADR for Reg. Shrs.) . . . . . . . . .    21,209,130
     832,000   Philip Morris Cos., Inc.. . . . . . . . . . . . .    98,904,000
                                                                 -------------
                                                                   183,321,215
                                                                 -------------
  DIVERSIFIED FINANCIAL SERVICES - (6.61%)
   2,070,000   American Express Co.. . . . . . . . . . . . . . .   129,116,250
   1,622,292   Dean Witter, Discover & Co. . . . . . . . . . . .    61,849,884
   2,200,000   Federal Home Loan Mortgage Corporation. . . . . .    66,550,000
                                                                 -------------
                                                                   257,516,134
                                                                 -------------

DAVIS NEW YORK VENTURE FUND, INC.
SCHEDULE OF INVESTMENTS - Continued
January 31, 1997 (Unaudited)

                                                                           VALUE
    SHARES                           SECURITY                           (NOTE 1)
    ------                           --------                         --------

COMMON STOCK - CONTINUED

  ENERGY - (9.33%)
      13,200   Amerada Hess Corp.. . . . . . . . . . . . . . . . $     778,800
       9,600   Amoco Corp. . . . . . . . . . . . . . . . . . . .       835,200
      16,000   Atlantic Richfield Co.. . . . . . . . . . . . . .     2,116,000
     300,000   Baker Hughes Inc. . . . . . . . . . . . . . . . .    11,700,000
   1,550,900   Burlington Resources, Inc.. . . . . . . . . . . .    77,157,275
      52,000   Chevron Corp. . . . . . . . . . . . . . . . . . .     3,451,500
     116,900   Cooper Cameron Corp.* . . . . . . . . . . . . . .     8,519,087
     515,020   Energy Ventures Inc.* . . . . . . . . . . . . . .    30,901,200
      80,000   Exxon Corp. . . . . . . . . . . . . . . . . . . .     8,290,000
     131,600   Falcon Drilling*. . . . . . . . . . . . . . . . .     4,951,450
   1,168,200   Halliburton Co... . . . . . . . . . . . . . . . .    84,548,475
       8,000   Mobil Corp. . . . . . . . . . . . . . . . . . . .     1,050,000
   1,008,070   Noble Affiliates, Inc.. . . . . . . . . . . . .      43,977,054
     433,000   Schlumberger Ltd. . . . . . . . . . . . . . . . .    48,117,125
     483,700   Smith International*. . . . . . . . . . . . . . .    22,008,350
      16,000   Sonat, Inc. . . . . . . . . . . . . . . . . . . .       852,000
     509,014   Union Pacific Resources Group Inc.. . . . . . . .    14,443,272
                                                                 -------------
                                                                   363,696,788
                                                                 -------------
  ENTERTAINMENT - (0.66%)
     350,100   The Walt Disney Company . . . . . . . . . . . . .    25,644,825
                                                                 -------------

  FOOD & RESTAURANT - (1.97%)
   1,315,000   McDonald's Corp.. . . . . . . . . . . . . . . . .    59,832,500
     500,000   Tyson Foods, Inc. . . . . . . . . . . . . . . . .    17,000,000
                                                                 -------------
                                                                    76,832,500
                                                                 -------------
  INTERNATIONAL CLOSED-END INVESTMENT COMPANY - (0.65%)
   2,634,167   Morgan Stanley Asia Pacific Fund Inc... . . . . .    25,353,857
                                                                 -------------

  INVESTMENT FIRMS - (3.89%)
     780,500   Donaldson, Lufkin & Jenrette, Inc.. . . . . . . .    29,561,437
     530,000   J.P. Morgan & Co., Inc. . . . . . . . . . . . . .    54,590,000
   1,181,200   Morgan Stanley Group Inc. . . . . . . . . . . . .    67,476,050
                                                                 -------------
                                                                   151,627,487
                                                                 -------------
  LIFE INSURANCE - (3.11%)
   1,968,200   Equitable Companies Inc.. . . . . . . . . . . . .    54,371,525
   1,451,250   SunAmerica, Inc.. . . . . . . . . . . . . . . . .    66,938,906
                                                                 -------------
                                                                   121,310,431
                                                                 -------------
  MARKETING - (0.00%)
       1,666   ACNielsen Corp.*. . . . . . . . . . . . . . . . .        27,281
                                                                 -------------

DAVIS NEW YORK VENTURE FUND, INC.
SCHEDULE OF INVESTMENTS - Continued
January  31, 1997 (Unaudited)

                                                                           VALUE
    SHARES                           SECURITY                           (NOTE 1)
    ------                           --------                         --------

COMMON STOCK - CONTINUED

  MANUFACTURING - (0.03%)
       6,000   Dow Chemical Co.. . . . . . . . . . . . . . . . . $     462,750
      30,000   Maytag Corp.. . . . . . . . . . . . . . . . . . .       615,000
                                                                 -------------
                                                                     1,077,750
                                                                 -------------
  PAPER PRODUCTS - (1.35%)
     836,100   Fort Howard Corp.*. . . . . . . . . . . . . . . .    26,650,687
      12,000   International Paper Co. . . . . . . . . . . . . .       490,500
     713,000   Jefferson Smurfit Corp.*. . . . . . . . . . . . .    11,051,500
     140,000   Kimberly-Clark Corp.. . . . . . . . . . . . . . .    13,650,000
      16,200   Union Camp Corp.. . . . . . . . . . . . . . . . .       767,475
                                                                 -------------
                                                                    52,610,162
                                                                 -------------
  PHARMACEUTICAL AND HEALTH CARE - (3.27%)
       7,000   Bristol-Myers Squibb Co.. . . . . . . . . . . . .       889,000
       5,000   Cognizant Corp. . . . . . . . . . . . . . . . . .       160,625
     295,000   Eli Lilly & Co. . . . . . . . . . . . . . . . . .    25,701,875
     364,000   Johnson & Johnson . . . . . . . . . . . . . . . .    20,975,500
     164,000   Merck & Co., Inc. . . . . . . . . . . . . . . . .    14,883,000
     158,000   Novartis AG*. . . . . . . . . . . . . . . . . . .     8,867,750
     600,000   Pfizer, Inc.. . . . . . . . . . . . . . . . . . .    55,725,000
                                                                 -------------
                                                                   127,202,750
                                                                 -------------
  PHOTOGRAPHIC - (1.56%)
     700,000   Eastman Kodak Co... . . . . . . . . . . . . . . .    60,725,000
                                                                 -------------

  PROPERTY/CASUALTY INSURANCE - (12.24%)
   1,177,383   The Allstate Corp.. . . . . . . . . . . . . . . .    77,412,932
     239,250   American International Group, Inc.. . . . . . . .    28,979,156
     770,000   W.R. Berkley Corp.. . . . . . . . . . . . . . . .    37,393,125
   1,040,600   Chubb Corp. . . . . . . . . . . . . . . . . . . .    56,712,700
     425,000   General Re Corp.. . . . . . . . . . . . . . . . .    68,637,500
     205,000   NAC Re Corp.. . . . . . . . . . . . . . . . . . .     7,431,250
     446,400   Progressive Corp. (Ohio). . . . . . . . . . . . .    29,629,800
     512,700   Transatlantic Holdings Inc. . . . . . . . . . . .    40,375,125
   1,860,532   Travelers Group Inc.. . . . . . . . . . . . . . .    97,445,365
     844,000   20th Century Industries, Inc. . . . . . . . . . .    14,875,500
     236,100   UNUM Corp.. . . . . . . . . . . . . . . . . . . .    17,855,063
                                                                 -------------
                                                                   476,747,516
                                                                 -------------
  PUBLISHING - (1.78%)
       5,000   Dun & Bradstreet Corp.. . . . . . . . . . . . . .       120,000
     610,800   Gannett Co., Inc. . . . . . . . . . . . . . . . .    46,802,550
     580,000   Tribune Co. . . . . . . . . . . . . . . . . . . .    22,185,000

DAVIS NEW YORK VENTURE FUND, INC.
SCHEDULE OF INVESTMENTS - Continued
January 31, 1997 (Unaudited)

                                                                           VALUE
    SHARES                           SECURITY                           (NOTE 1)
    ------                           --------                         --------

COMMON STOCK - CONTINUED

  PUBLISHING - CONTINUED
       1,000   Washington Post Co., Class B. . . . . . . . . . . $     334,000
                                                                 -------------
                                                                    69,441,550
                                                                 -------------
  REAL ESTATE - (2.24%)
     644,050   Crescent Real Estate Equities, Inc. . . . . . . .    34,537,181
     308,500   Federal Realty Investment Trust . . . . . . . . .     8,715,125
      70,500   Kimco Realty Corp.. . . . . . . . . . . . . . . .     2,308,875
     188,740   Mid-Atlantic Realty Trust . . . . . . . . . . . .     2,005,362
     200,000   Saul Centers, Inc.. . . . . . . . . . . . . . . .     3,300,000
       6,700   Simon Property Group, Inc.. . . . . . . . . . . .       195,975
     341,800   United Dominion Realty Trust. . . . . . . . . . .     5,297,900
     484,200   Vornado Realty Trust. . . . . . . . . . . . . . .    26,570,475
     100,000   Weingarten Realty, Investors. . . . . . . . . . .     4,300,000
                                                                 -------------
                                                                    87,230,893
                                                                 -------------
  RETAIL - (1.15%)
     650,000   Federated Department Stores, Inc.*. . . . . . . .    21,368,750
     515,000   Harcourt General, Inc.. . . . . . . . . . . . . .    23,303,750
                                                                 -------------
                                                                    44,672,500
                                                                 -------------
  TECHNOLOGY - (11.34%)
     620,000   Applied Materials, Inc.*. . . . . . . . . . . . .    30,651,250
   1,890,000   Hewlett-Packard Co. . . . . . . . . . . . . . . .    99,461,250
     780,000   Intel Corp. . . . . . . . . . . . . . . . . . . .   126,506,250
     695,000   International Business Machines . . . . . . . . .   109,288,750
   1,348,000   Komag Inc.* . . . . . . . . . . . . . . . . . . .    39,850,250
      31,223   Lucent Technologies Inc.. . . . . . . . . . . . .     1,693,848
       6,021   NCR Corp.*. . . . . . . . . . . . . . . . . . . .       228,045
     430,000   Novellus Systems, Inc.* . . . . . . . . . . . . .    34,023,750
                                                                 -------------
                                                                   441,703,393
                                                                 -------------
  TELECOMMUNICATIONS - (2.15%)
   1,970,000   Airtouch Communications*. . . . . . . . . . . . .    50,973,750
      96,343   AT & T Corp.. . . . . . . . . . . . . . . . . . .     3,793,506
      64,500   Global Star Telecommunications* . . . . . . . . .     4,160,250
      10,000   SBC Communications, Inc.. . . . . . . . . . . . .       548,750
   1,225,000   360 (Degree) Communication Company* . . . . . . .    24,193,750
                                                                 -------------
                                                                    83,670,006
                                                                 -------------
  TRANSPORTATION - (3.25%)
     725,900   Burlington Northern Santa Fe Corp.. . . . . . . .    63,516,250
     471,650   Illinois Central Corp.. . . . . . . . . . . . . .    15,446,537
     791,000   Union Pacific Corp. . . . . . . . . . . . . . . .    47,460,000
                                                                 -------------
                                                                   126,422,787
                                                                 -------------

DAVIS NEW YORK VENTURE FUND, INC.
SCHEDULE OF INVESTMENTS - Continued
January  31, 1997 (Unaudited)

                                                                           VALUE
SHARES/PRINCIPAL                     SECURITY                           (NOTE 1)
----------------                     --------                         --------

COMMON STOCK - CONTINUED

  UTILITIES - (0.06%)
      10,000   Carolina Power & Light Co.. . . . . . . . . . . . $     376,250
      12,000   Duke Power Co. .. . . . . . . . . . . . . . . . .       562,500
      12,000   Edison International .. . . . . . . . . . . . . .       256,500
       8,000   Enova Corp. . . . . . . . . . . . . . . . . . . .       179,000
       6,000   New England Electric System . . . . . . . . . . .       205,500
      16,800   Southern Co.. . . . . . . . . . . . . . . . . . .       367,500
       9,000   Wisconsin Energy Corp.. . . . . . . . . . . . . .       232,875
                                                                 -------------
                                                                     2,180,125
                                                                 -------------
  WASTE MANAGEMENT - (0.01%)
      12,000   WMX Technologies Inc. . . . . . . . . . . . . . .       439,500
                                                                 -------------

               Total Common Stocks - (identified cost
                 $2,361,036,760) . . . . . . . . . . . . . . . . 3,571,825,665
                                                                 -------------


PREFERRED STOCK - (1.05%)
     133,200   Airtouch Communications Pfd. Class B. . . . . . .     3,696,300
      85,544   Airtouch Communications Pfd. Class C. . . . . . .     3,977,796
      50,000   Banc One Corp., Conv. Pfd. C $3.50. . . . . . . .     4,409,375
   1,755,300   The News Corp. Ltd., Sponsored ADR Pfd. . . . . .    28,962,450
                                                                 -------------
               Total Preferred Stocks -
                 (identified cost $36,770,653) . . . . . . . . .    41,045,921
                                                                 -------------


REPURCHASE AGREEMENTS - (0.08%)
  $3,140,000   State Street Bank and Trust Company Repurchase
                 Agreement, 5.30%, 02/03/97, dated  01/31/97,
                 repurchase value of $3,209,532 (collateralized
                 by $3,135,000 par value U.S. Treasury Notes,
                 5.625%, 03/31/97, market value $3,210,919) -
                 (identified cost $3,140,000). . . . . . . . . .     3,140,000
                                                                 -------------


OTHER SHORT TERM INVESTMENTS - (6.38%)
  17,150,000   Federal Home Loan Bank Discount Note, 5.17%,
                  02/03/97 . . . . . . . . . . . . . . . . . . .    17,145,074
  39,200,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 5.18%, 02/03/97 . . . . . . . . . . . . .    39,188,719
   2,130,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 5.23%, 02/04/97 . . . . . . . . . . . . .     2,129,072
  64,300,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 5.27%, 02/06/97 . . . . . . . . . . . . .    64,252,936
  38,625,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 5.23%, 02/13/97 . . . . . . . . . . . . .    38,557,664
  34,570,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 5.23%, 02/19/97 . . . . . . . . . . . . .    34,479,599

DAVIS NEW YORK VENTURE FUND, INC.
SCHEDULE OF INVESTMENTS - Continued
January  31, 1997 (Unaudited)

PRINCIPAL                                                                  VALUE
(NOTE 1)                             SECURITY                           (NOTE 1)
--------                             --------                         --------

OTHER SHORT TERM INVESTMENTS - CONTINUED

 $31,100,000   Federal National Mortgage Association Discount
                 Note, 5.29%, 02/06/97 . . . . . . . . . . . . $    31,077,150
   6,430,000   Federal National Mortgage Association Discount
                 Note, 5.20%, 02/10/97 . . . . . . . . . . . .       6,421,641
  15,200,000   Federal National Mortgage Association Discount
                 Note, 5.20%, 02/10/97 . . . . . . . . . . . .      15,171,074
                                                               ---------------
               Total Other Short Term Investments -
                 (identified cost $248,422,929). . . . . . . .     248,422,929
                                                               ---------------

               Total Investments - (identified cost
                 $2,649,370,342)(99.20%)(a). . . . . . . . . .   3,864,434,515
               Other Assets Less Liabilities- (0.80%). . . . .      31,329,598
                    Net Assets - (100%). . . . . . . . . . . . $ 3,895,764,113
                                                               ---------------
                                                               ---------------




(a) Aggregate cost for Federal Income Tax purposes is $2,647,410,722. At January 31, 1997 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:



               Unrealized appreciation . . . . . . . . . . . .  $1,234,862,131
               Unrealized depreciation . . . . . . . . . . . .     (17,838,338)
               Net appreciation. . . . . . . . . . . . . . . .  $1,217,023,793
                                                                --------------
                                                                --------------


* Non-Income Producing Security


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At January 31, 1997 (UNAUDITED)

ASSETS:
  Investments in securities, at value (identified cost
   $2,649,370,342) (Note 1). . . . . . . . . . . . . . . . . .  $3,864,434,515
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .         306,835
  Receivables:
     Investments sold. . . . . . . . . . . . . . . . . . . . .      16,369,620
     Capital stock sold. . . . . . . . . . . . . . . . . . . .      34,047,238
     Dividends and interest. . . . . . . . . . . . . . . . . .       2,843,231
     Note receivable (Note 7). . . . . . . . . . . . . . . . .       2,625,000
                                                                --------------
     Total assets. . . . . . . . . . . . . . . . . . . . . . .   3,920,626,439
                                                                --------------
LIABILITIES:
  Payables:
     Investment securities purchased . . . . . . . . . . . . .      20,050,264
     Capital stock reacquired. . . . . . . . . . . . . . . . .       1,397,277
  Accrued expenses . . . . . . . . . . . . . . . . . . . . . .       3,408,634
  Other Liabilities. . . . . . . . . . . . . . . . . . . . . .           6,151
                                                                --------------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . .      24,862,326
                                                                --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $3,895,764,113
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF:
  Deficit in undistributed net investment income . . . . . . .  $   (5,805,598)
  Unrealized appreciation on investments . . . . . . . . . . .   1,215,064,173
  Accumulated net realized gains . . . . . . . . . . . . . . .      30,901,280
  Paid-in capital. . . . . . . . . . . . . . . . . . . . . . .   2,655,604,258
                                                                --------------
     Net assets. . . . . . . . . . . . . . . . . . . . . . . .  $3,895,764,113
                                                                --------------
                                                                --------------

  CLASS A SHARES
     Net assets. . . . . . . . . . . . . . . . . . . . . . . .  $2,928,386,596
     Shares outstanding. . . . . . . . . . . . . . . . . . . .     157,555,751
     Net asset value and redemption price per share
       (net assets/shares outstanding) . . . . . . . . . . . .          $18.59
                                                                        ------
                                                                        ------
     Maximum offering price per share (100/95.25 of $18.59). .          $19.52
                                                                        ------
                                                                        ------
  CLASS B SHARES
     Net assets. . . . . . . . . . . . . . . . . . . . . . . .    $584,066,941
     Shares outstanding. . . . . . . . . . . . . . . . . . . .      31,648,319
     Net asset value and redemption price per share
       (net assets/shares outstanding) . . . . . . . . . . . .          $18.45
                                                                        ------
                                                                        ------
  CLASS C SHARES
     Net assets. . . . . . . . . . . . . . . . . . . . . . . .    $275,822,786
     Shares outstanding. . . . . . . . . . . . . . . . . . . .      14,902,270
     Net asset value and redemption price per share
       (net assets/shares outstanding) . . . . . . . . . . . .          $18.51
                                                                        ------
                                                                        ------
  CLASS Y SHARES
     Net assets. . . . . . . . . . . . . . . . . . . . . . . .    $107,487,790
     Shares outstanding. . . . . . . . . . . . . . . . . . . .       5,737,506
     Net asset value and redemption price per share
       (net assets/shares outstanding) . . . . . . . . . . . .          $18.73
                                                                        ------
                                                                        ------


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS NEW YORK VENTURE FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended January 31, 1997 (UNAUDITED)


INVESTMENT INCOME:
  Income:
     Dividends.. . . . . . . . . . . . . . . . . . . . . . . .    $ 22,598,231
     Interest. . . . . . . . . . . . . . . . . . . . . . . . .       7,194,030
                                                                  ------------
          Total income . . . . . . . . . . . . . . . . . . . .      29,792,261

  Expenses:
     Management fees (Note 3). . . . . . . . . . . . . . . . .    $  9,117,953
     Custodian fees. . . . . . . . . . . . . . . . . . . . . .         261,148
     Transfer agent fees
     Class A . . . . . . . . . . . . . . . . . . . . . . . . .         741,760
     Class B . . . . . . . . . . . . . . . . . . . . . . . . .         300,924
     Class C . . . . . . . . . . . . . . . . . . . . . . . . .          88,036
     Class Y . . . . . . . . . . . . . . . . . . . . . . . . .             132
     Audit fees. . . . . . . . . . . . . . . . . . . . . . . .          22,326
     Legal fees. . . . . . . . . . . . . . . . . . . . . . . .          31,632
     Accounting fees (Note 3). . . . . . . . . . . . . . . . .          32,502
     Reports to shareholders . . . . . . . . . . . . . . . . .         183,714
     Directors fees and expenses . . . . . . . . . . . . . . .          69,130
     Registration and filing fees. . . . . . . . . . . . . . .         421,641
     Miscellaneous . . . . . . . . . . . . . . . . . . . . . .         139,248
     Service fees paid under distribution plan (Note 4)
     Class A . . . . . . . . . . . . . . . . . . . . . . . . .       2,340,358
     Class B . . . . . . . . . . . . . . . . . . . . . . . . .       2,043,345
     Class C . . . . . . . . . . . . . . . . . . . . . . . . .         927,542
                                                                  ------------
          Total expenses . . . . . . . . . . . . . . . . . . .      16,721,391
     Fee Reduction (Note 6). . . . . . . . . . . . . . . . . .         (48,734)
                                                                  ------------
     Net expenses. . . . . . . . . . . . . . . . . . . . . . .      16,672,657
                                                                  ------------
          Net investment income. . . . . . . . . . . . . . . .      13,119,604
                                                                  ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

  Net realized gain from investment transactions . . . . . . .     127,845,687
  Net increase in unrealized appreciation of
     investments during  the year. . . . . . . . . . . . . . .     631,676,732
                                                                  ------------
          Net realized and unrealized gain on investments. . .     759,522,419
                                                                  ------------
          Net increase in net assets resulting from
           operations. . . . . . . . . . . . . . . . . . . . .    $772,642,023
                                                                  ------------
                                                                  ------------


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS NEW YORK VENTURE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX
                                                                                             MONTHS ENDED
                                                                                              JANUARY 31,         YEAR ENDED
                                                                                                 1997              JULY 31,
                                                                                              (UNAUDITED)            1996
                                                                                              -----------            ----

OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  13,119,604      $   25,572,187
  Net realized gain from investment transactions . . . . . . . . . . . . . . . . . .          127,845,687         138,061,957
  Increase in unrealized appreciation of investments . . . . . . . . . . . . . . . .          631,676,732          65,657,908
                                                                                           --------------      --------------
     Net increase in net assets resulting from operations. . . . . . . . . . . . . .          772,642,023         229,292,052

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A ($0.18 and $0.15 per share, respectively) . . . . . . . . . . . . . . .          (26,255,863)        (17,109,868)
     Class B ($0.04 per share) . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,030,858)                 --
     Class C ($0.04 per share) . . . . . . . . . . . . . . . . . . . . . . . . . . .             (466,410)                 --
     Class Y ($0.06 per share) . . . . . . . . . . . . . . . . . . . . . . . . . . .             (154,448)                 --

  Realized gains from investment transactions
     Class A ($0.70 and $1.01 per share, respectively) . . . . . . . . . . . . . . .         (102,106,134)       (115,206,444)
     Class B ($0.70 and $1.01 per share, respectively) . . . . . . . . . . . . . . .          (18,040,009)         (6,379,613)
     Class C ($0.70 and $1.01 per share, respectively) . . . . . . . . . . . . . . .           (8,162,177)         (2,015,166)
     Class Y ($0.70 per share) . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,801,897)                 --

CAPITAL SHARE TRANSACTIONS (NOTE 5). . . . . . . . . . . . . . . . . . . . . . . . .          723,605,468         822,481,849
                                                                                           --------------      --------------
     Total increase in net assets. . . . . . . . . . . . . . . . . . . . . . . . . .        1,338,229,695         911,062,810

NET ASSETS:

  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,557,534,418       1,646,471,608
                                                                                           --------------      --------------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $3,895,764,113      $2,557,534,418
                                                                                           --------------      --------------
                                                                                           --------------      --------------



SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS NEW YORK VENTURE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 1997 (UNAUDITED)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund invests primarily in common stocks. There is no assurance that the investment objective of the Fund will be achieved. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the businesses involved and general changes in the equity markets. The Fund may invest in securities of foreign issuers and hedge currency fluctuation risks related thereto. On December 1, 1994 the Fund commenced the offering of shares in three classes, Class A, Class B and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Securities traded on national securities exchanges are valued at the published last sales prices on the exchange, or, in the absence of recorded sales, at the average of closing bid and asked prices on such exchange. Over-the-counter securities are valued at the average of closing bid and asked prices. If no quotations are available, the fair value of the investment is determined by or at the direction of the Board of Directors. Investments in short-term securities (maturing in sixty days or less) are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 1997, were $931,977,711 and $316,112,135, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Advisory fees are paid monthly to the investment adviser at the annual rate of .75 of 1% of the average daily net assets for the first $250 million, .65 of 1% of the average daily net assets on the next $250 million, .55 of 1% of the average daily net assets on the next $2.5 billion, .54 of 1% of the average daily net assets on the next $1 billion, .53 of 1% of the average daily net assets on the next $1 billion, .52 of 1% of the

DAVIS NEW YORK VENTURE FUND, INC.
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 1997 (UNAUDITED)


NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

average daily net assets on the next $1 billion, .51 of 1% of the average daily net assets on the next $1 billion and .50 of 1% of the average daily net assets
in excess of $7 billion.   Pursuant to applicable state Blue Sky requirements,
the adviser will reimburse expenses (including the advisory fee but excluding interest, taxes, brokerage fees and maintenance fees paid under any Rule 12b-1 Distribution Plan) in excess of the most restrictive applicable expense limitation prescribed by any statute or regulatory authority of any jurisdiction in which the Fund's shares are qualified for offer and sale. The Adviser believes that the most restrictive expense limitations presently applicable are 2 1/2% for the first $30 million of average net assets, 2% for the next $70 million of average net assets and 1 1/2% for any additional average net assets. Davis Selected Advisers, L.P. is paid for registering Fund shares for sale in various states. The fee for the six months ended January 31, 1997 amounted to $6,000. Davis Selected Advisers, L.P. is paid for certain transfer agent services. The fee for the six months ended January 31, 1996 amounted to $72,727. Davis Selected Advisers, L.P. is also paid for certain accounting services. The fee amounted to $32,502 for the six months ended January 31, 1997. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

     CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

     During the six months ended January 31, 1997, the Fund's Underwriter, Davis Selected Advisers, L.P., received $5,750,605 from commissions earned on sales of Class A shares of the Fund of which $917,652 was retained by the Underwriter and the remaining $4,832,953 was reallowed to investment dealers. Davis Selected Advisers, L.P. paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a maintenance fee with respect to Class A shares sold by dealers and remaining outstanding during the period. The maintenance fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The maintenance fee for Class A shares of the Fund for the six months ended January 31, 1997 was $2,340,358.

     CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

     The Fund pays the Distributor a 4% commission on the proceeds from the sale of the Fund's Class B shares and the Distributor reallows 4% to the qualified dealer responsible for the sale of the shares. A rule implemented by the National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the
Fund's annual average net assets attributable to Class B shares which may be used to reimburse the Distributor.

DAVIS NEW YORK VENTURE FUND, INC.
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 1997 (UNAUDITED)


NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - CONTINUED

     CLASS B SHARES - (CONTINUED)

The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

     During the six months ended January 31, 1997, Class B shares of the Fund made distribution plan payments which included commissions of $1,564,438 and maintenance fees of $478,907.

     Commissions earned by the Distributor during the six months ended January 31, 1997 on the sale of Class B shares of the Fund amounted to $8,120,516 of which $7,235,181 was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Fund in the amount of $17,403,490, representing the cumulative commissions earned by the Distributor on the sale of the Fund's Class B shares reduced by cumulative commissions paid by the Fund and cumulative contingent deferred sales charge paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 1997 the Distributor received $198,704 in contingent deferred sales charges from Class B shares of the Fund.

     CLASS C SHARES

     Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase.

     The Fund pays the Distributor 1% of the Fund's annual average net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

     During the six months ended January 31, 1997, Class C shares of the Fund made distribution payments of $927,542.

     During the six months ended January 31, 1997, the Distributor received $35,590 in contingent deferred sales charges from Class C shares of the Fund.

DAVIS NEW YORK VENTURE FUND, INC.
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 1997 (UNAUDITED)

NOTE 5 - CAPITAL STOCK

     At January 31, 1997, there were 1,000,000,000 shares of capital stock ($0.05 par value per share) authorized. Transactions in capital stock were as follows:



CLASS A                                                     SIX MONTHS ENDED
                                                            JANUARY 31, 1997                            YEAR ENDED
                                                               (UNAUDITED)                             JULY 31 1996
                                                               -----------                             ------------

                                                        SHARES              AMOUNT              SHARES              AMOUNT
                                                        ------              ------              ------              ------

Shares subscribed. . . . . . . . . . . . . . . . .     25,196,400        $436,019,817          38,287,694        $576,914,471
Shares issued in reinvestment of distributions . .      5,801,499         102,338,822           6,967,930         100,617,055
                                                      -----------       -------------         -----------       -------------
                                                       30,997,899         538,358,639          45,255,624         677,531,526
Shares reacquired. . . . . . . . . . . . . . . . .    (14,621,333)       (250,764,085)        (13,593,507)       (204,699,701)
                                                      -----------       -------------         -----------       -------------
     Net increase. . . . . . . . . . . . . . . . .     16,376,566        $287,594,554          31,662,117        $472,831,825
                                                      -----------       -------------         -----------       -------------
                                                      -----------       -------------         -----------       -------------


CLASS B                                                     SIX MONTHS ENDED
                                                            JANUARY 31, 1997                            YEAR ENDED
                                                               (UNAUDITED)                             JULY 31 1996
                                                               -----------                             ------------

                                                        SHARES              AMOUNT              SHARES              AMOUNT
                                                        ------              ------              ------              ------

Shares subscribed. . . . . . . . . . . . . . . . .     12,379,801        $211,525,297          16,973,142        $254,230,001
Shares issued in reinvestment of distributions . .        710,051          12,447,326             311,026           4,472,559
                                                      -----------       -------------         -----------       -------------
                                                       13,089,852         223,972,623          17,284,168         258,702,560
Shares reacquired. . . . . . . . . . . . . . . . .       (592,593)        (10,064,436)           (895,972)        (13,453,459)
                                                      -----------       -------------         -----------       -------------
     Net increase. . . . . . . . . . . . . . . . .     12,497,259        $213,908,187          16,388,196        $245,249,101
                                                      -----------       -------------         -----------       -------------
                                                      -----------       -------------         -----------       -------------


CLASS C                                                     SIX MONTHS ENDED
                                                            JANUARY 31, 1997                            YEAR ENDED
                                                               (UNAUDITED)                             JULY 31 1996
                                                               -----------                             -------------

                                                        SHARES              AMOUNT              SHARES              AMOUNT
                                                        ------              ------              ------              ------

Shares subscribed. . . . . . . . . . . . . . . . .      7,218,739        $123,821,517           7,270,790        $109,392,876
Shares issued in reinvestment of distributions . .        274,789           4,831,184              97,098           1,400,156
                                                      -----------       -------------         -----------       -------------
                                                        7,493,528         128,652,701           7,367,888         110,793,032
Shares reacquired. . . . . . . . . . . . . . . . .       (343,732)         (5,937,383)           (426,267)         (6,392,109)
                                                      -----------       -------------         -----------       -------------
     Net increase. . . . . . . . . . . . . . . . .      7,149,796        $122,715,318           6,941,621        $104,400,923
                                                      -----------       -------------         -----------       -------------
                                                      -----------       -------------         -----------       -------------


DAVIS NEW YORK VENTURE FUND, INC.
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 1997 (UNAUDITED)

NOTE 5 - CAPITAL STOCK - CONTINUED


CLASS Y                                                     SIX MONTHS ENDED
                                                            JANUARY 31, 1997
                                                               (UNAUDITED)
                                                               -----------

                                                        SHARES              AMOUNT
                                                        ------              ------

Shares subscribed. . . . . . . . . . . . . . . . .      5,769,525        $100,001,018

Shares issued in reinvestment of distributions . .         38,351             681,489
                                                      -----------       -------------
                                                        5,807,876         100,682,507
Shares reacquired. . . . . . . . . . . . . . . . .        (70,370)         (1,295,098)
                                                      -----------       -------------
     Net increase. . . . . . . . . . . . . . . . .      5,737,506         $99,387,409
                                                      -----------       -------------
                                                      -----------       -------------


NOTE 6 - CUSTODY FEES

     Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $48,734 during the six months ended January 31, 1997.

NOTE 7 - NOTE RECEIVABLE

     At January 31, 1997, Davis New York Venture Fund owned a note receivable from the Robert Plan Corporation in the amount of $2,625,000. Principal plus accrued interest at 5% over the prime rate of The Chase Manhattan Bank is payable in eight equal installments on April 30, 1997, July 31, 1997, October 31, 1997, January 30, 1998, April 30, 1998, July 31, 1998 and October 30, 1998.

NOTE 8 - MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

     An annual meeting of shareholders was held on October 16, 1996. Matters submitted for approval included consideration of a Sub-Advisory Agreement between Davis Selected Advisers, L.P., the Investment Adviser of the Fund, and Davis Selected Advisers-NY, Inc., an affiliate of the Adviser; ratification of the selection of Tait, Weller & Baker as the Fund's auditors for the year ending July 31, 1997 and election of Wesley E. Bass, Jr. and Edwin R. Werner as directors of the Fund. With respect to consideration of the Sub-Advisory Agreement, 1,518,256,777 votes were cast in favor, 16,443,638 votes were cast against and 52,494,905 votes abstained. With respect to ratification of the selection of auditors, 1,547,982,292 votes were cast in favor, 3,982,211 votes were cast against and 35,230,817 votes abstained. With respect to the election of Mr. Bass, 1,566,884,707 votes were cast in favor and 20,310,613 votes were withheld. With respect to the election of Mr. Werner, 1,565,891,115 votes were cast in favor and 21,304,205 votes were withheld. The terms of office of Jeremy
H. Biggs, Marc P. Blum, Shelby M.C. Davis, Eugene M. Feinblatt, Jerry D. Geist,
D. James Guzy, G. Bernard Hamilton, LeRoy E. Hoffberger, Laurence W. Levine and Christian R. Sonne also continued after the meeting.

DAVIS NEW YORK VENTURE FUND, INC.
FINANCIAL HIGHLIGHTS - Class A Shares


Financial Highlights for a share of capital stock outstanding throughout each period.



                                                             SIX MONTHS
                                                                ENDED                       YEAR ENDED JULY 31,
                                                               1/31/97                      -------------------
                                                             (UNAUDITED)         1996      1995      1994      1993      1992
                                                             -----------         ----      ----      ----      ----      ----

Net Asset Value, Beginning of Period                            $15.24         $14.56    $12.04    $12.08    $10.70     $9.85
                                                                ------         ------    ------    ------    ------    ------

Income From Investment Operations

     Net Investment Income                                         .09            .20       .14       .16       .10       .14
     Net Gains on Securities
     (both realized and unrealized)                               4.14           1.64      2.95       .54      1.98      1.57
     Total From Investment Operations                             4.23           1.84      3.09       .70      2.08      1.71

Less Distributions

     Dividends (from net investment  income)                      (.18)          (.15)     (.12)     (.16)     (.10)     (.21)
     Distributions From Realized Capital Gains                    (.70)         (1.01)     (.45)     (.58)     (.59)     (.55)
     Distributions From Paid In Capital                              -              -         -         -      (.01)     (.10)
     Total  Distributions                                         (.88)         (1.16)     (.57)     (.74)     (.70)     (.86)
                                                                ------         ------    ------    ------    ------    ------


Net Asset Value, End  of Period                                 $18.59         $15.24    $14.56    $12.04    $12.08    $10.70
                                                                ------         ------    ------    ------    ------    ------
                                                                ------         ------    ------    ------    ------    ------
TOTAL RETURN (1)                                                 28.07%         13.04%    27.21%     5.99%    20.20%    18.62%

RATIOS/SUPPLEMENTAL DATA


     Net Assets, End of Period (000 omitted)                 2,928,387      2,151,444 1,594,885 1,076,779   738,698   494,179
     Ratio of Expenses to  Average Net Assets                    .90%*            .87%      .90%      .87%      .89%      .91%
     Ratio of Net Income to Average Net Assets                     .98%*         1.30%     1.11%     1.19%      .85%     1.36%
     Portfolio Turnover Rate                                        11%            19%       15%       13%       24%       26%
     Average Commission Rate Per Share                          $.0600              -         -         -         -         -



 (1)  Sales charges are not reflected in calculation.

*  Annualized.

DAVIS NEW YORK VENTURE FUND, INC.
FINANCIAL HIGHLIGHTS - Class B and C Shares


Financial Highlights for a share of capital stock outstanding throughout each period.


                                                          CLASS B                                      CLASS C
                                         -------------------------------------------  --------------------------------------------
                                                                    DECEMBER 1, 1994                             DECEMBER 20, 1994
                                         SIX MONTHS                   (COMMENCEMENT   SIX MONTHS                   (COMMENCEMENT
                                            ENDED          YEAR      OF OPERATIONS)      ENDED          YEAR      OF OPERATIONS)
                                           1/31/97         ENDED         THROUGH        1/31/97         ENDED         THROUGH
                                         (UNAUDITED)      7/31/96        7/31/95      (UNAUDITED)      7/31/96        7/31/95
                                         -----------      -------        -------      -----------      -------        -------

Net Asset Value, Beginning of Period . .    $15.08         $14.43         $10.88         $15.12         $14.47         $11.16
                                           -------        -------         ------        -------        -------         ------

INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income (Loss) . . . . .       .01            .04           (.01)           .01            .04           (.01)

  Net Gains on Securities
   (both realized and unrealized). . . .      4.10           1.62           3.56           4.12           1.62           3.32
                                           -------        -------         ------        -------        -------         ------

     Total From Investment Operations. .      4.11           1.66           3.55           4.13           1.66           3.31

Less Distributions

  Dividends (from net investment
   income) . . . . . . . . . . . . . . .      (.04)             -              -           (.04)             -              -

  Distributions From Realized Capital
   Gains . . . . . . . . . . . . . . . .      (.70)         (1.01)             -           (.70)         (1.01)             -
                                           -------        -------         ------        -------        -------         ------
     Total  Distributions. . . . . . . .      (.74)         (1.01)             -           (.74)         (1.01)             -
                                           -------        -------         ------        -------        -------         ------

Net Asset Value, End  of Period. . . . .    $18.45         $15.08         $14.43         $18.51         $15.12         $14.47
                                           -------        -------         ------        -------        -------         ------
                                           -------        -------         ------        -------        -------         ------

Total Return (1) . . . . . . . . . . . .     27.51%         11.81%         26.07%*        27.57%         11.78%         26.42%*

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period
   (000 omitted) . . . . . . . . . . . .   584,067        288,835         39,857        275,823        117,255         11,729

  Ratio of Expenses to Average Net
   Assets. . . . . . . . . . . . . . . .      1.70%*         1.73%          1.78%*         1.70%*         1.73%          1.78%*

  Ratio of Net Income to Average Net
   Assets. . . . . . . . . . . . . . . .       .17%*          .44%           .23%*          .17%*          .44%           .23%*

  Portfolio Turnover Rate. . . . . . . .        11%            19%            15%            11%            19%            15%

  Average Commission Rate Per Share. . .    $.0600              -              -         $.0600              -              -


(1)  Contingent deferred sales charges are not reflected in calculation.

*  Annualized.

DAVIS NEW YORK VENTURE FUND, INC.
FINANCIAL HIGHLIGHTS - Class Y Shares


Financial Highlights for a share of capital stock outstanding throughout each period.


                                                          OCTOBER 2, 1996
                                                   (COMMENCEMENT OF OPERATIONS)
                                                              THROUGH
                                                              1/31/97
                                                            (UNAUDITED)
                                                            -----------

Net Asset Value, Beginning of Period . . . . . . .             $16.66

INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income. . . . . . . . . . . . . .                .07
  Net Gains on Securities
   (both realized and unrealized). . . . . . . . .               2.76
     Total From Investment Operations. . . . . . .               2.83

LESS DISTRIBUTIONS

  Dividends (from net investment  income). . . . .               (.06)
  Distributions From Realized Capital Gains. . . .               (.70)
     Total  Distributions. . . . . . . . . . . . .               (.76)

Net Asset Value, End  of Period. . . . . . . . . .             $18.73


TOTAL RETURN (1) . . . . . . . . . . . . . . . . .              17.23%

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (000 omitted). . . . .            107,488
  Ratio of Expenses to  Average Net Assets . . . .                .63%*
  Ratio of Net Income to Average Net Assets. . . .               1.16%*
  Portfolio Turnover Rate. . . . . . . . . . . . .                 11%
  Average Commission Rate Per Share. . . . . . . .             $.0600


*  Annualized.

                                 DAVIS NEW YORK
                               VENTURE FUND, INC.

                124 East Marcy Street Santa Fe, New Mexico  87501



          DIRECTORS                     OFFICERS
          Jeremy H. Biggs               Jeremy H. Biggs
          Wesley E. Bass, Jr.                CHAIRMAN
          Marc P. Blum                  Shelby M. C. Davis
                                             PRESIDENT
          Shelby M.C. Davis             Eileen R. Street
          Eugene M. Feinblatt                VICE PRESIDENT, TREASURER
          Jerry D. Geist                     & ASSISTANT SECRETARY
          D. James Guzy                 Samuel P. Yuzunza
          G. Bernard Hamilton                VICE PRESIDENT
                                             AND SECRETARY
          LeRoy E. Hoffberger           Carolyn H. Spolidoro
          Laurence W. Levine                 VICE PRESIDENT
          Christian R. Sonne            Christopher C. Davis
          Edwin R. Werner                    VICE PRESIDENT
                                        Andrew A. Davis
                                             VICE PRESIDENT




INVESTMENT ADVISER & DISTRIBUTOR
Davis Selected Advisers, L.P.
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Venture Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602



FOR MORE INFORMATION ABOUT DAVIS NEW YORK VENTURE FUND, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.


                                 9703-40 DNYV70